Long-term Debt and Capital Structure - Schedule of Mandatory Debt Payments (Detail) $ in Millions, $ in Millions	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)
Disclosure of detailed information about borrowings [line items]
Total Debt Principal		$ 5,898		$ 4,998
Long-term Borrowings [Member]
Disclosure of detailed information about borrowings [line items]
Total Debt Principal, (CAD equivalent)	$ 7,510		$ 6,757
Long-term Borrowings [Member] | Later than one year and not later than two years [Member]
Disclosure of detailed information about borrowings [line items]
Total Debt Principal		500
Total Debt Principal, (CAD equivalent)	637
Long-term Borrowings [Member] | Later than two years and not later than three years [Member]
Disclosure of detailed information about borrowings [line items]
Total Debt Principal		450
Total Debt Principal, (CAD equivalent)	573
Long-term Borrowings [Member] | Later than four years and not later than five years [Member]
Disclosure of detailed information about borrowings [line items]
Total Debt Principal		1,000
Total Debt Principal, (CAD equivalent)	1,273
Long-term Borrowings [Member] | Thereafter [Member]
Disclosure of detailed information about borrowings [line items]
Total Debt Principal		3,948
Total Debt Principal, (CAD equivalent)	5,027
U.S. Dollar Denominated Unsecured Notes [Member] | Long-term Borrowings [Member]
Disclosure of detailed information about borrowings [line items]
Total Debt Principal		$ 5,898		$ 4,998
Total Debt Principal, (CAD equivalent)	$ 7,510		$ 6,492